Deferred Government Grants	12 Months Ended
Dec. 31, 2013
Deferred Government Grants
Deferred Government Grants

18.                               Deferred Government Grants

Deferred government grants represent funding received from the government for research and development, or investment in building or improving production facility. The amount of deferred government grants as at year end is net of research and development expenditures or depreciation incurred. The Company received $891 (RMB 5.8 million), $936 (RMB 5.9 million) and $842 (RMB 5.2 million) in 2011, 2012 and 2013, respectively.

Deferred government grants included $1,800 (RMB 10.9 million) (December 31, 2012- $2,037(RMB 12.7 million)) represents the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine production facility of RMB 20 million. $297 (RMB 1.8 million) which will be amortized in 2014 was included in the current portion and $1,503 (RMB 9.1 million) which will be amortized after 2014 was included in the non-current portion of the government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. The Company has fulfilled the conditions attached to the government grant. Government grant relating to this production facility of $278, $285 and $237 for the years ended December 31, 2011, 2012 and 2013, respectively, were recorded as a reduction to depreciation expense.

Deferred government grants also included $793 (RMB 4.8 million) being the unamortized portion of the amount that the Company received in 2009 for purchasing equipment for H1N1 vaccine production with a total amount of RMB 6.2 million. The amount of $146 (RMB 0.9 million) which will be recognized in 2014 was included in the current portion and the amount of $647 (RMB 3.9 million) which will be recognized after 2014 was included in the non-current portion of government grants. The Company has fulfilled the conditions attached to the government grant. $82 and $119 of the government grant in 2012 and 2013, respectively, were recorded as a reduction to the related depreciation expense.

Deferred government grants also included $99 (RMB 0.6 million) being the unamortized portion of the amount that the Company received in 2013 for purchasing equipments for H5N1 vaccine production. The amount of $14 (RMB 0.1 million) which will be amortized in 2014 was included in the current portion and the amount of $85 (RMB 0.5 million) which will be amortized after 2014 was included in the non-current portion of government grants. The grant will be recorded as a reduction to depreciation expense when the conditions attached to the grant are met.

Deferred government grants also include $2,129 (RMB 12.9 million) in relation to other research projects. As of December 31, 2013, the Company has not fulfilled the conditions attached to the government grants. As the Company does not expect to fulfill the conditions within one year, the grants are recorded as long-term deferred government grants.

The Company received a loan of $1,982 (RMB 12 million) bearing an interest rate of 0.36% per year from Beijing Zhongguancun Development Group. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as a government grant of $383 (2012 - $216). (see note 9).